Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Equity Trust
Entity Central Index Key	0001176343
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Small Cap Growth Portfolio
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Small Cap Growth Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$82	0.80%
[1],[2]
Expenses Paid, Amount	$ 82	[1]
Expense Ratio, Percent	0.80%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of ClearBridge Variable Small Cap Growth Portfolio returned 4.50%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 15.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Wix.com, a cloud-based web development platform for registered users and creators, share price rose after it exceeded market expectations for third quarter revenue and earnings and raised its guidance for its 2024 fiscal year outlook.

↑
Casey’s General Stores, a convenience store and gas station operator, reaped the rewards of its aggressive reinvestment in its stores over the past decade, building its private label brand and broadening its product offerings.

↑	Hamilton Lane, an alternative asset management firm, share price rose on a series of strong earnings reports, secular growth in alternative asset allocations, and solid fundraising trends.

Top detractors from performance:
↓
National Vision, an optical retailer offering eyeglasses and contact lenses as well as optometric services, saw its share price struggle amid a more cost-conscious environment as customers choose to defer lower-ticket, less discretionary items like eyeglasses.

↓	Sprout Social, a web-based social media management platform, continued to face headwinds from elongated sales cycles and a challenging macro environment.
↓
Grocery Outlet, a retailer of consumables and fresh products sold through independently operated stores, faced significant challenges due to complications from a transition in its ERP software which negatively impacted product availability and margins.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	4.50	5.39	7.93
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Growth Index	15.15	6.86	8.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 404,960,863
Holdings Count | $ / shares	82	[3]
Advisory Fees Paid, Amount	$ 3,081,467
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$404,960,863
Total Number of Portfolio Holdings*	82
Total Management Fee Paid	$3,081,467
Portfolio Turnover Rate	36%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Small Cap Growth Portfolio
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Small Cap Growth Portfolio for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II1	$107	1.05%
[4],[5]
Expenses Paid, Amount	$ 107	[4]
Expense Ratio, Percent	1.05%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of ClearBridge Variable Small Cap Growth Portfolio returned 4.23%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 15.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Wix.com, a cloud-based web development platform for registered users and creators, share price rose after it exceeded market expectations for third quarter revenue and earnings and raised its guidance for its 2024 fiscal year outlook.

↑
Casey’s General Stores, a convenience store and gas station operator, reaped the rewards of its aggressive reinvestment in its stores over the past decade, building its private label brand and broadening its product offerings.

↑	Hamilton Lane, an alternative asset management firm, share price rose on a series of strong earnings reports, secular growth in alternative asset allocations, and solid fundraising trends.

Top detractors from performance:
↓
National Vision, an optical retailer offering eyeglasses and contact lenses as well as optometric services, saw its share price struggle amid a more cost-conscious environment as customers choose to defer lower-ticket, less discretionary items like eyeglasses.

↓	Sprout Social, a web-based social media management platform, continued to face headwinds from elongated sales cycles and a challenging macro environment.
↓
Grocery Outlet, a retailer of consumables and fresh products sold through independently operated stores, faced significant challenges due to complications from a transition in its ERP software which negatively impacted product availability and margins.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class II	4.23	5.13	7.66
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Growth Index	15.15	6.86	8.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 404,960,863
Holdings Count | $ / shares	82	[6]
Advisory Fees Paid, Amount	$ 3,081,467
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$404,960,863
Total Number of Portfolio Holdings*	82
Total Management Fee Paid	$3,081,467
Portfolio Turnover Rate	36%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.